ORDINARY SHARES AND STRUCTURE SECTION (Details Narrative) - USD ($)	Nov. 10, 2023	Nov. 10, 2023	Mar. 31, 2024	Sep. 30, 2023	May 22, 2023
Subsidiary, Sale of Stock [Line Items]
Shares authorized			50,000,000	50,000,000	50,000,000
Shares issued			14,625,000	13,125,000
Shares outstanding			14,625,000	13,125,000
Par value			$ 0.001	$ 0.001	$ 0.001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 5,300,000
IPO [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds		$ 6,000,000
Proceeds prior to deducting underwriting discounts and other offering expenses		5,379,500
Proceeds after to deducting underwriting discounts and other offering expenses		$ 620,500